Other Income and Expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other non-operating income [Abstract]
Reversal of other provisions		₩ 12,700	₩ 35,265	₩ 22,034
Reversal of allowance for doubtful accounts		143	2,166	5,489
Gains on government grants		482	430	111
Gains on assets contributed		17,336	4,218	12,254
Gains on liabilities exempted		10,303	3,166	1,959
Compensation and reparations revenue		89,901	89,196	114,530
Revenue from research contracts		6,818	12,580	13,143
Income related to transfer of assets from customers		594,548	478,973	427,297
Rental income		186,631	192,136	211,580
Others of Other Income		51,032	50,988	31,787
Refund of claim for rectification		8,933	9,655	8,722
Adjustment of research project		2,267	3,884	4,148
Maintenance expenses on lease building		176	135	354
Training expenses		3,220	3,045	4,478
Deposit redemption		7	34	991
Reversal of expenses on litigation		753	360	893
Revenue on royalty fee		6,909	2,888	2,486
Reimbursement of insurance fee		7,145	1,498	0
Gains on guarantee contracts		39	456	2,796
Miscellaneous other non-operating income		21,583	29,033	6,919
Other non-operating income		969,894	869,118	840,184
Other non-operating expense
Compensation and indemnification expense		23,437	37	0
Accretion expenses of other provisions		41,924	7,535	4,556
Depreciation expenses on investment properties		923	1,176	678
Depreciation expenses on idle assets		6,547	6,644	6,639
Other bad debt expense		17,827	1,778	4,585
Donations		63,743	119,421	114,094
Others of Other Expense		76,929	43,464	58,072
Operating expenses related to the idle assets		47	136	459
Research grants		461	1,180	1,461
Supporting expenses on farming and fishing village		13,537	11,956	15,201
Operating expenses on fitness center		4,788	3,498	2,706
Expenses on adjustment of research and development grants		404	806	0
Taxes and dues		199	2,270	4,582
Expenses on R&D supporting		53	5,459	690
Miscellaneous other non-operating expense	[1]	57,440	18,159	32,973
Other non-operating expense		₩ 231,330	₩ 180,055	₩ 188,624

[1]	Others include KRW38,886 million of impairment loss on construction-in-progress of Cheonji unit 1 and 2 and Daejin unit 1 and 2 as described in note 2.